Income Taxes - Income tax expense (benefit) attributable to income from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
U.S. federal	$ 32.7	$ 21.1	$ 23.5
State and local	9.5	5.4	2.5
Foreign jurisdictions	7.4
Total current tax expense	49.6	26.5	26.0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	6.9	(0.9)	12.1
State and local	0.8	0.6	0.3
Foreign jurisdictions	(0.8)	4.9	(9.6)
Total deferred income tax expense	6.9	4.6	2.8
Total Income Tax Expense Benefit [Abstract]
U.S. federal	39.6	20.2	35.6
State and local	10.3	6.0	2.8
Foreign jurisdictions	6.6	4.9	(9.6)
Income tax provision	$ 56.5	$ 31.1	$ 28.8